GLOBAL X FUNDS
(the “Trust”)

Global X Education ETF (EDUX)

SUPPLEMENT DATED JUNE 3, 2020
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective June 3, 2020, the designation of the Fund on the cover page of the Prospectus as "*Not open for investment" is hereby deleted.

Effective June 3, 2020, the "Principal Investment Strategies" section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following:

The Fund invests at least 80% of its total assets in the securities of the Underlying Index and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The objective of the Underlying Index is to provide exposure to exchange-listed companies globally that provide educational products and services, including companies primarily involved in digital learning and educational content/publishing, as well as early childhood education, secondary education, higher education, professional education and enterprise video and chat communication platforms, (collectively, "Education Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the market capitalization and liquidity criteria associated with developed and emerging markets, as defined by the Index Provider. As of May 1, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of May 1, 2020, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom and the United States.

From the eligible universe, the Index Provider identifies Education Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, the Index Provider analyzes industry reports, investment research and consumer data related to the education industry in order to establish the themes that are expected to provide the most exposure to the growth of the education industry. As of May 1, 2020, the Index Provider has identified the following five education themes (collectively, "Education Themes"):

i.
Educational Content/Publishing: Includes companies involved in developing, providing and publishing educational content, including but not limited to companies providing digital content for test preparations, language learning courses, and traditional and interactive e-textbooks for purchase or rental.

ii.
Digital Learning Platforms: Includes companies which are involved in providing digital learning platforms, MOOCs (Massive Open Online Courses), accredited online courses, recognized educational degrees, vocational training, educational games and training/tutor services, content delivery tools (e.g. digital whiteboards), augmented/virtual reality-based education/training, and artificial intelligence tools for augmenting teaching and learning.

iii.	Early Childhood Education: Includes companies involved in providing early/pre-school education services, managing child-care centers and related services.

iv.
Secondary, Higher and Professional Education: Includes companies that provide campus-based courses, classroom-based tutoring services and companies providing professional education services and programs excluding for-profit schools/universities.

v.	Enterprise Video and Chat Communication Platforms: Includes companies that provide cloud-based platforms with communications capabilities such as voice, video and messaging to its users.

In order to be included in the Underlying Index, a company must be identified by the Index Provider as having significant exposure to one or more of these Education Themes, as determined by the Index Provider. In the second step of the process, the Index Provider analyzes companies based on revenue exposure to the Education Themes. A company is identified as having significant exposure to the Education Themes if it derives a significant portion of its revenue from the sale of products or services from one or more of the Education Themes, as determined by the Index Provider. Accordingly, the Fund assets will be concentrated (that is, it will hold 25% or more of its total assets) in companies that provide exposure to Education Themes.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. Additionally, Enterprise Video and Chat Communication Platforms are subject to an aggregate weight cap of 15% at each semi-annual rebalance. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary and communication services companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of May 1, 2020, the Underlying Index was concentrated in the diversified consumer services industry and had significant exposure to the consumer discretionary sector.

Effective June 3, 2020, the following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks”:

Risks Related to Investing in the Diversified Consumer Services Industry: Government regulations, programs and policies can have a significant impact on the products and services provided by companies in the diversified consumer services industry. Some companies in the diversified consumer services industry rely heavily on tax breaks and government subsidies, which can be very policy-dependent and may not continue indefinitely in the future. Companies in the diversified consumer services industry are also affected by macroeconomic growth and the overall strength of the labor market, which can influence the demand for products and services. Some companies in the diversified consumer services industry have recently faced increased regulatory scrutiny, and in some cases litigation, due to business practices that were perceived as unfair and misleading to consumers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X Education ETF (EDUX)

SUPPLEMENT DATED JUNE 3, 2020
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective June 3, 2020, the designation of the Fund on the cover page of the Prospectus as "*Not open for investment" is hereby deleted.

Effective June 3, 2020, the following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Principal Risks—Concentration Risk”:

Risks Related to Investing in the Diversified Consumer Services Industry

Risks Related to Investing in the Diversified Consumer Services Industry applies to the Global X Education ETF

The diversified consumer services industry includes companies providing educational services, either online or through conventional teaching methods. It also includes specialized consumer services not classified elsewhere, such as residential, home security, legal, personal, renovation & interior design, consumer auctions, and wedding & funeral services. Government regulations, programs and policies can have a significant impact on the products and services provided by companies in the diversified consumer services industry. Some companies in the diversified consumer services industry rely heavily on tax breaks and government subsidies, which can be very policy-dependent and may not continue indefinitely in the future. Companies in the diversified consumer services industry are also affected by macroeconomic growth and the overall strength of the labor market, which can influence the demand for products and services. Some companies in the diversified consumer services industry have recently faced increased regulatory scrutiny, and in some cases litigation, due to business practices that were perceived as unfair and misleading to consumers.

Effective June 3, 2020, the section of the Fund’s Prospectus entitled “Information Regarding the Indices and the Index Providers—Indxx Global Education Thematic Index” is hereby deleted and replaced with the following:

The objective of the Indxx Global Education Thematic Index is to provide exposure to exchange-listed companies globally that provide educational products and services, including companies primarily involved in digital learning and educational content/publishing, as well as early childhood education, secondary education, higher education, professional education and enterprise video and chat communication platforms, (collectively, "Education Companies"), as defined by Indxx, LLC, the provider of the Indxx Global Education Thematic Index.

The eligible universe of the Indxx Global Education Thematic Index includes among the most liquid and investable companies in accordance with the market capitalization and liquidity criteria associated with developed and emerging markets, as defined by Indxx, LLC. As of May 1, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Indxx Global Education Thematic Index. As of May 1, 2020, components from the following countries were eligible for inclusion in the Indxx Global Education Thematic Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom and the United States.

From the eligible universe, Indxx, LLC identifies Education Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, Indxx, LLC analyzes industry reports, investment research and consumer data related to the education industry in order to establish the themes that are expected to provide the most exposure to the growth of the education industry. As of May 1, 2020, Indxx, LLC has identified the following five education themes (collectively, "Education Themes"):

i.
Educational Content/Publishing: Includes companies involved in developing, providing and publishing educational content, including but not limited to companies providing digital content for test preparations, language learning courses, and traditional and interactive e-textbooks for purchase or rental.

ii.
Digital Learning Platforms: Includes companies which are involved in providing digital learning platforms, MOOCs (Massive Open Online Courses), accredited online courses, recognized educational degrees, vocational training, educational games and training/tutor services, content delivery tools (e.g. digital whiteboards), augmented/virtual reality-based education/training, and artificial intelligence tools for augmenting teaching and learning.

iii.	Early Childhood Education: Includes companies involved in providing early/pre-school education services, managing child-care centers and related services.

iv.
Secondary, Higher and Professional Education: Includes companies that provide campus-based courses, classroom-based tutoring services and companies providing professional education services and programs excluding for-profit schools/universities.

v.	Enterprise Video and Chat Communication Platforms: Includes companies that provide cloud-based platforms with communications capabilities such as voice, video and messaging to its users.

In order to be included in the Indxx Global Education Thematic Index, a company must be identified by Indxx, LLC as having significant exposure to one or more of these Education Themes, as determined by Indxx, LLC. In the second step of the process, Indxx, LLC analyzes companies based on revenue exposure to the Education Themes. A company is identified as having significant exposure to the Education Themes if it derives a significant portion of its revenue from the sale of products or services from one or more of the Education Themes, as determined by Indxx, LLC.

The Indxx Global Education Thematic Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. Additionally, Enterprise Video and Chat Communication Platforms are subject to an aggregate weight cap of 15% at each semi-annual rebalance. The Indxx Global Education Thematic Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary and communication services companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X Education ETF (EDUX)

SUPPLEMENT DATED JUNE 3, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective June 3, 2020, the designation of the Fund on the cover page of the SAI as "*Not open for investment" is hereby deleted.

Effective June 3, 2020, the section of the Fund’s SAI entitled “Additional Investment Information—Information Regarding the Indices and the Index Providers—Indxx Global Education Thematic Index” is hereby deleted and replaced with the following:

The objective of the Indxx Global Education Thematic Index is to provide exposure to exchange-listed companies globally that provide educational products and services, including companies primarily involved in digital learning and educational content/publishing, as well as early childhood education, secondary education, higher education, professional education and enterprise video and chat communication platforms, (collectively, "Education Companies"), as defined by Indxx, LLC, the provider of the Indxx Global Education Thematic Index.

The eligible universe of the Indxx Global Education Thematic Index includes among the most liquid and investable companies in accordance with the market capitalization and liquidity criteria associated with developed and emerging markets, as defined by Indxx, LLC. As of May 1, 2020, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Indxx Global Education Thematic Index. As of May 1, 2020, components from the following countries were eligible for inclusion in the Indxx Global Education Thematic Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Peru, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom and the United States.

From the eligible universe, Indxx, LLC identifies Education Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the theme identification process, Indxx, LLC analyzes industry reports, investment research and consumer data related to the education industry in order to establish the themes that are expected to provide the most exposure to the growth of the education industry. As of May 1, 2020, Indxx, LLC has identified the following five education themes (collectively, "Education Themes"):

i.
Educational Content/Publishing: Includes companies involved in developing, providing and publishing educational content, including but not limited to companies providing digital content for test preparations, language learning courses, and traditional and interactive e-textbooks for purchase or rental.

ii.
Digital Learning Platforms: Includes companies which are involved in providing digital learning platforms, MOOCs (Massive Open Online Courses), accredited online courses, recognized educational degrees, vocational training, educational games and training/tutor services, content delivery tools (e.g. digital whiteboards), augmented/virtual reality-based education/training, and artificial intelligence tools for augmenting teaching and learning.

iii.	Early Childhood Education: Includes companies involved in providing early/pre-school education services, managing child-care centers and related services.

iv.
Secondary, Higher and Professional Education: Includes companies that provide campus-based courses, classroom-based tutoring services and companies providing professional education services and programs excluding for-profit schools/universities.

v.	Enterprise Video and Chat Communication Platforms: Includes companies that provide cloud-based platforms with communications capabilities such as voice, video and messaging to its users.

In order to be included in the Indxx Global Education Thematic Index, a company must be identified by Indxx, LLC as having significant exposure to one or more of these Education Themes, as determined by Indxx, LLC. In the second step of the process, Indxx, LLC analyzes companies based on revenue exposure to the Education Themes. A company is identified as having significant exposure to the Education Themes if it derives a significant portion of its revenue from the sale of products or services from one or more of the Education Themes, as determined by Indxx, LLC.

The Indxx Global Education Thematic Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. Additionally, Enterprise Video and Chat Communication Platforms are subject to an aggregate weight cap of 15% at each semi-annual rebalance. The Indxx Global Education Thematic Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary and communication services companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE